Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

The Company leases office space in Crestwood, Kentucky under the terms of an operating lease, as amended. The lease expires in July 2018. In October 2016, the Company leased office space in Cambridge, Massachusetts under the terms of an operating lease. The lease expires in October 2018. In April 2017, the Company entered into a lease for office space in Waltham, Massachusetts (the “Waltham Lease”). The Waltham Lease has a term of 60 months and includes leasing 6,126 square feet of office space. The Waltham Lease provides for initial monthly lease payments of $17,612 per month. The base rent payable over the lease period is $1,117,995. In May 2017, the Company entered into a lease for office space in San Francisco, California (the “SF Lease”). The SF Lease has a term of 24 months and includes leasing 1,872 square feet of office space. The SF Lease provides for initial monthly lease payments of $7,800 per month. The base rent payable over the lease period is $182,208. Lease expense for the years ended December 31, 2015, 2016, and 2017 was $81,521, $117,222 and $351,468, respectively.

At December 31, 2017, the Company’s future minimum payments required under these leases are as follows:

2018	$390,344
2019	260,196
2020	226,152
2021	232,278
2022	137,580
$1,246,550

The Company contracts to conduct research and development activities with remaining contract costs of approximately $1,713,000 at December 31, 2017 that will be incurred in future periods. The scope of the services under the research and development contracts can be modified and the contracts cancelled by the Company upon written notice. In some instances, the contracts may be cancelled by the third party upon written notice.

Indemnifications—In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. Pursuant to such agreements, the Company may indemnify, hold harmless and defend indemnified parties for losses suffered or incurred by the indemnified party. Some of the provisions will limit losses to those arising from third-party actions. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments the Company could be required to make under these provisions is not determinable. The Company has never incurred any cost to defend lawsuits or settle claims related to these indemnification provisions.

Legal—During the normal course of business, the Company may be a party to legal claims that may not be covered by insurance. Management does not believe that any such claims would have a material impact on the Company’s consolidated financial statements.